State Street Institutional Funds

STATE STREET ACTIVE CORE BOND FUND

Investment Class (SSFIX) Service Class (SSFSX)

SUPPLEMENT DATED NOVEMBER 1, 2021 TO THE

PROSPECTUS AND SUMMARY PROSPECTUS

DATED JANUARY 31, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the Prospectus and Summary Prospectus are revised as follows:

All references to the “Bloomberg Barclays U.S. Aggregate Bond Index” are replaced with “Bloomberg U.S. Aggregate Bond Index.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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